REVENUE	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
NOTE 9. REVENUE

	January – December
	2023	2022	2021
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	5,869,341	6,997,617	6,251,442
Revenue from rendering of services	142,478	104,453	98,319
Total	6,011,819	7,102,070	6,349,761
The reportable segments revenues by business area and by geographical area are presented in Note 24.